Other Comprehensive Income (Loss) - Schedule of other comprehensive income (loss) and discloses the tax impact (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Comprehensive Income (Loss), Tax [Abstract]
Unrealized holding gains (losses) arising during period, Pre-Tax	$ 1,034	$ 1,396	$ 3,314	$ 1,638	$ 1,043	$ 2,952
Reclassification adjustment for (gains) losses realized in net income, Pre-Tax	(42)	(19)	(542)	(107)	(119)	22
Other comprehensive income (loss), Pre-Tax	992	1,377	2,772	1,531	924	2,974
Unrealized holding gains (losses) arising during period, Income Tax Benefit (Expense)	(260)	(353)	(851)	(408)	(241)	(749)
Reclassification adjustment for (gains) losses realized in net income, Income Tax Benefit (Expense)	10	5	135	26	25	(5)
Other comprehensive income (loss), Income Tax Benefit (Expense)	(250)	(348)	(716)	(382)	(216)	(754)
Unrealized holding gains (losses) arising during period, Net-of-Tax Amount	774	1,043	2,463	1,230	802	2,203
Reclassification adjustment for (gains) losses realized in net income, Net-of-Tax Amount	(32)	(14)	(407)	(81)	(94)	17
Total other comprehensive income	$ 742	$ 1,029	$ 2,056	$ 1,149	$ 708	$ 2,220